FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Raw Materials, Freight, Energy Risks and Emission Rights (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	$ 303,000,000	$ (11,000,000)
Derivative financial assets	351,000,000	67,000,000
Derivative financial liabilities	(48,000,000)	(78,000,000)
Base Metals
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	(9,000,000)	26,000,000
Freight
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	0	0
Energy (oil, gas, electricity)
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	(5,000,000)	0
Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	317,000,000	(37,000,000)
Notional amount	$ 1,170,000,000	$ 484,000,000